Vanguard Global Wellington Fund

Schedule of Investments (unaudited)
As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission
(SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

		Market
		Value
	Shares	($000)
Common Stocks (64.6%)
Canada (1.3%)
Dollarama Inc.	235,295	7,977
Suncor Energy Inc.	418,312	7,192
Canadian National Railway Co.	10,043	864
		16,033
China (0.2%)
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,182,507	2,074

France (3.7%)
Vinci SA	114,810	10,711
Total SA	233,891	8,870
* Engie SA	675,822	8,032
Arkema SA	77,458	6,792
* BNP Paribas SA	133,337	4,798
Legrand SA	39,379	2,698
Schneider Electric SE	23,663	2,343
		44,244
Germany (0.5%)
Bayerische Motoren Werke AG	93,829	5,499

Hong Kong (0.6%)
CK Asset Holdings Ltd.	1,220,240	6,702

Italy (0.1%)
Assicurazioni Generali SPA	73,777	1,028

Japan (6.8%)
Tokio Marine Holdings Inc.	294,697	12,787
Marui Group Co. Ltd.	696,865	12,608
Astellas Pharma Inc.	500,000	8,934
Isuzu Motors Ltd.	934,614	8,779
Nippon Telegraph & Telephone Corp.	352,144	8,015
Honda Motor Co. Ltd.	262,700	6,840
Mitsubishi Estate Co. Ltd.	382,900	6,086
Sumitomo Mitsui Financial Group Inc.	206,901	6,005
Seven & i Holdings Co. Ltd.	173,383	5,947
Mitsubishi UFJ Financial Group Inc.	1,420,922	5,898
		81,899

Netherlands (0.2%)
ING Groep NV	382,265	2,485

South Korea (0.9%)
Samsung Electronics Co. Ltd.	275,646	11,353

Spain (1.4%)
* Iberdrola SA	1,153,139	12,486
CaixaBank SA	2,610,041	4,855
		17,341
Sweden (0.5%)
Lundin Energy AB	269,562	6,577

Switzerland (4.0%)
Novartis AG	237,656	20,689
Nestle SA	143,620	15,594
Zurich Insurance Group AG	20,108	6,507
Julius Baer Group Ltd.	137,032	5,898
		48,688
Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,434,175	13,942

United Kingdom (5.4%)
Diageo plc	421,779	14,716
AstraZeneca plc ADR	190,553	10,404
Prudential plc	746,290	9,679
BAE Systems plc	1,358,723	8,386
Rotork plc	2,435,741	8,063
WPP plc	970,252	7,384
Derwent London plc	176,401	6,438
		65,070
United States (37.8%)
Cisco Systems Inc.	502,596	24,034
Microsoft Corp.	121,508	22,266
Johnson & Johnson	131,701	19,591
McDonald's Corp.	92,808	17,292
Deere & Co.	107,568	16,363
Bank of America Corp.	665,616	16,055
Merck & Co. Inc.	197,724	15,960
Medtronic plc	158,381	15,613
Mondelez International Inc. Class A	282,110	14,704
Lockheed Martin Corp.	36,799	14,294
Comcast Corp. Class A	359,083	14,220
United Parcel Service Inc. Class B	142,558	14,214
PepsiCo Inc.	105,277	13,849
Chubb Ltd.	110,944	13,528
Linde plc	65,456	13,196
UnitedHealth Group Inc.	40,954	12,485
Union Pacific Corp.	68,494	11,634
General Dynamics Corp.	78,478	11,523
American Express Co.	115,516	10,982
* Alphabet Inc. Class A	7,445	10,673
Sempra Energy	81,027	10,235
Autoliv Inc.	158,633	10,086
TJX Cos. Inc.	190,950	10,075
Texas Instruments Inc.	81,984	9,735

	PNC Financial Services Group Inc.			77,144	8,797
	Verizon Communications Inc.			148,911	8,544
	BlackRock Inc.			15,270	8,072
	Raytheon Technologies Corp.			120,739	7,790
	General Motors Co.			298,784	7,733
	American Tower Corp.			29,695	7,666
	Gilead Sciences Inc.			91,759	7,142
	Broadcom Inc.			22,792	6,639
	Caterpillar Inc.			50,287	6,041
	Accenture plc Class A			29,839	6,016
	Honeywell International Inc.			39,034	5,693
	EOG Resources Inc.			110,885	5,652
	JPMorgan Chase & Co.			50,396	4,904
	KLA Corp.			27,092	4,767
	Intel Corp.			75,204	4,733
	Abbott Laboratories			39,668	3,765
	Colgate-Palmolive Co.			39,842	2,882
	Marsh & McLennan Cos. Inc.			19,470	2,062
	Schlumberger Ltd.			109,405	2,021
	Otis Worldwide Corp.			37,616	1,980
					455,506
Total Common Stocks (Cost $758,805)					778,441
				Face
			Maturity	Amount
		Coupon	Date	($000)
U.S. Government and Agency Obligations (3.3%)
United States (3.3%)
2,3	Fannie Mae Pool	3.070%	2/1/25	150	164
2,3	Fannie Mae Pool	2.780%	6/1/26	330	360
2,3	Fannie Mae Pool	3.000%	12/1/47	689	727
2,3	Fannie Mae REMICS	2.000%	9/25/40	126	129
2,3	Fannie Mae REMICS	3.500%	6/25/44–6/25/59	2,499	2,663
2,3	Fannie Mae REMICS	2.500%	5/25/45–3/25/53	943	983
2,3	Fannie Mae REMICS	3.000%	2/25/49	211	220
2,3	Freddie Mac Gold Pool	3.000%	11/1/47–12/1/47	1,899	2,001
2,3	Freddie Mac REMICS	4.000%	12/15/39–8/15/40	1,127	1,250
2,3	Freddie Mac REMICS	3.500%	9/15/40–11/15/40	355	367
2,3	Freddie Mac REMICS	1.750%	9/15/42	1,065	1,092
2	Ginnie Mae REMICS	2.750%	9/20/44	218	228
2,3,4	UMBS Pool	2.500%	5/1/35–7/1/50	15,483	16,063
	United States Treasury Note/Bond	0.125%	5/15/23	595	594
	United States Treasury Note/Bond	1.750%	7/31/24	645	685
5	United States Treasury Note/Bond	1.500%	10/31/24	2,880	3,034
	United States Treasury Note/Bond	1.750%	11/15/29	1,090	1,203
	United States Treasury Note/Bond	1.500%	2/15/30	770	832
6	United States Treasury Note/Bond	2.750%	11/15/47	550	718
	United States Treasury Note/Bond	2.250%	8/15/49	140	168
6	United States Treasury Note/Bond	2.000%	2/15/50	5,630	6,434
Total U.S. Government and Agency Obligations (Cost $39,039)					39,915

Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
Australia (0.1%)
1	National Australia Bank Ltd.	2.400%	12/7/21	575	590

Bermuda (0.0%)
1,2	START Ireland	4.089%	3/15/44	179	151

Canada (0.2%)
1,2	Chesapeake Funding II LLC 2018-2A	3.230%	8/15/30	515	520
1,7	Ford Auto Securitization Trust	2.354%	6/15/23	2,005	1,463
1,2,8	Master Credit Card Trust II Series 2018-1A,
	1M USD LIBOR + 0.490%	0.661%	7/21/24	765	755
					2,738
Cayman Islands (0.5%)
1,2,8	Atlas Senior Loan Fund V Ltd., 3M USD
	LIBOR + 1.260%	2.436%	7/16/29	746	735
1,2,8	KKR CLO 16 Ltd., 3M USD LIBOR + 1.250%	2.385%	1/20/29	360	354
1,2,8	KKR CLO 17 Ltd., 3M USD LIBOR + 1.340%	2.559%	4/15/29	730	720
1,2,8	Madison Park Funding XVIII Ltd., 3M USD
	LIBOR + 1.190%	2.299%	10/21/30	730	719
1,2,8	Madison Park Funding XXX Ltd., 3M USD
	LIBOR + 0.750%	1.969%	4/15/29	1,400	1,358
1,2,8	Magnetite VII Ltd., 3M USD LIBOR + 0.800%	2.019%	1/15/28	1,375	1,339
1,2,8	Race Point IX CLO Ltd., 3M USD LIBOR +
	1.210%	2.429%	10/15/30	730	714
					5,939
Spain (0.1%)
9	Bankia SA	4.125%	3/24/36	850	1,506

United States (0.4%)
1,2	Aaset 2019-1 Trust	3.844%	5/15/39	222	184
1,2	Angel Oak Mortgage Trust I LLC 2018-3	3.649%	9/25/48	336	338
1,2	ARI Fleet Lease Trust 2018-A	2.550%	10/15/26	67	67
1,2	Castlelake Aircraft Securitization Trust 2019-
	1	3.967%	4/15/39	236	188
1,2	Chesapeake Funding II LLC 2017-2A	1.990%	5/15/29	145	145
1,2	COLT 2018-3 Mortgage Loan Trust	3.692%	10/26/48	91	92
1,2	DB Master Finance LLC	3.787%	5/20/49	144	147
1,2	DB Master Finance LLC	4.021%	5/20/49	124	125
1,2	Deephaven Residential Mortgage Trust
	2018-1	2.976%	12/25/57	126	125
1,2	Enterprise Fleet Financing LLC Series 2018-
	1	2.870%	10/20/23	274	275
1,2	First Investors Auto Owner Trust	2.410%	12/15/22	41	41
1,2	First Investors Auto Owner Trust 2016-1	3.410%	4/18/22	21	21
2	Ford Credit Floorplan Master Owner Trust A	2.440%	9/15/26	255	253
2,3	Freddie Mac Multifamily Structured Pass
	Through Certificates	2.282%	7/25/26	285	305
1,2	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.600%	6/15/21	115	115
1,2	GreatAmerica Leasing Receivables Funding
	LLC Series 2018-1	2.830%	6/17/24	167	168
1,2	Horizon Aircraft Finance Ltd.	3.721%	7/15/39	236	196
1,2	MMAF Equipment Finance LLC 2017-B	2.210%	10/17/22	95	96
2,3	Seasoned Credit Risk Transfer Trust Series
	2018-4	3.500%	3/25/58	103	110

2,3	Seasoned Credit Risk Transfer Trust Series
	2019-1	3.500%	7/25/58	106	113
2,3	Seasoned Credit Risk Transfer Trust Series
	2019-3	3.500%	10/25/58	282	300
1,2	SoFi Consumer Loan Program 2019-3 Trust	2.900%	5/25/28	810	818
1,2	Towd Point Mortgage Trust 2018-1	3.000%	1/25/58	222	225
1,2	Vantage Data Centers LLC 2018-1A	4.072%	2/16/43	293	297
1,2	Vantage Data Centers LLC 2019-1A	3.188%	7/15/44	194	193
1,2	Verus Securitization Trust 2019-2	3.211%	5/25/59	265	267
1,2	Westlake Automobile Receivables Trust	2.980%	1/18/22	70	70
					5,274
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $16,314)					16,198
Corporate Bonds (22.3%)
Australia (0.2%)
1,2	Macquarie Group Ltd.	4.150%	3/27/24	1,025	1,087
1,2	National Australia Bank Ltd.	3.933%	8/2/34	1,050	1,104
					2,191
Belgium (0.3%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.900%	2/1/46	925	1,073
10	Anheuser-Busch InBev SA	1.750%	3/7/25	375	471
9	Anheuser-Busch InBev SA	2.875%	4/2/32	625	771
9	Anheuser-Busch InBev SA	2.000%	3/17/28	650	769
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	670	743
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	170	188
					4,015
Canada (0.5%)
	Bank of Nova Scotia	2.700%	8/3/26	1,205	1,286
7	Bell Canada Inc.	3.350%	3/22/23	975	740
8	Canadian Imperial Bank of Commerce, 3M
	USD LIBOR + 0.720%	1.460%	6/16/22	570	570
	Emera US Finance LP	2.700%	6/15/21	400	405
	Fortis Inc.	3.055%	10/4/26	775	811
	Nutrien Ltd.	4.125%	3/15/35	650	700
7	Royal Bank of Canada	2.949%	5/1/23	1,875	1,427
	TransCanada PipeLines Ltd.	4.875%	1/15/26	400	462
					6,401
Chile (0.2%)
1	Banco Santander Chile	2.700%	1/10/25	1,825	1,831

China (0.3%)
	Alibaba Group Holding Ltd.	3.125%	11/28/21	825	848
	Alibaba Group Holding Ltd.	3.400%	12/6/27	660	732
1	Tencent Holdings Ltd.	3.595%	1/19/28	1,035	1,119
1	Tencent Holdings Ltd.	3.975%	4/11/29	445	498
					3,197
Denmark (0.1%)
2,9	Danske Bank A/S	0.500%	8/27/25	1,675	1,791

France (1.1%)
2,9	AXA SA	5.125%	7/4/43	600	739
9	BNP Paribas SA	1.500%	11/17/25	1,625	1,863
1,2	BNP Paribas SA	2.819%	11/19/25	470	482
9	BPCE SA	1.125%	1/18/23	700	784
1	BPCE SA	3.250%	1/11/28	525	560

1	Danone SA	2.947%	11/2/26	555	605
9	Engie SA	0.000%	3/4/27	1,300	1,395
9	Orange SA	1.000%	5/12/25	1,300	1,482
9	Orange SA	2.000%	1/15/29	500	619
9	Orange SA	0.500%	9/4/32	1,000	1,062
9	RCI Banque SA	1.375%	3/8/24	800	862
9	RCI Banque SA	0.750%	9/26/22	500	534
9	Veolia Environnement SA	1.590%	1/10/28	400	472
9	Veolia Environnement SA	1.940%	1/7/30	800	975
1	WEA Finance LLC	4.625%	9/20/48	220	191
1	WEA Finance LLC	4.125%	9/20/28	895	859
					13,484
Germany (1.4%)
1	Bayer US Finance II LLC	4.250%	12/15/25	1,400	1,567
1	Bayer US Finance LLC	3.375%	10/8/24	770	822
9	Daimler AG	0.875%	1/12/21	2,575	2,860
10	Deutsche Telekom AG	3.125%	2/6/34	775	1,086
10	E.ON International Finance BV	5.875%	10/30/37	250	475
9	E.ON SE	1.625%	5/22/29	1,265	1,509
10	innogy Finance BV	4.750%	1/31/34	600	983
1	Siemens Financieringsmaatschappij NV	2.900%	5/27/22	650	679
9	Volkswagen Leasing GmbH	2.625%	1/15/24	425	494
9	Volkswagen Leasing GmbH	1.375%	1/20/25	3,100	3,413
9	Wintershall Dea Finance BV	0.840%	9/25/25	2,600	2,618
					16,506
Hong Kong (0.0%)
1	AIA Group Ltd.	3.375%	4/7/30	260	279

Ireland (0.2%)
9	CRH Finance DAC	3.125%	4/3/23	1,634	1,932

Japan (0.2%)
11	Toyota Finance Australia Ltd.	2.500%	12/7/20	1,625	1,090
9	Toyota Motor Credit Corp.	1.800%	7/23/20	1,250	1,391
					2,481
Mexico (0.1%)
	America Movil SAB de CV	6.375%	3/1/35	350	500
	America Movil SAB de CV	3.625%	4/22/29	275	299
1	Infraestructura Energetica Nova SAB de CV	4.875%	1/14/48	980	870
					1,669
Netherlands (0.3%)
9	ABN AMRO Bank NV	2.500%	11/29/23	1,330	1,590
10	Cooperatieve Rabobank UA	4.625%	5/23/29	200	287
9	Heineken NV	1.500%	10/3/29	1,325	1,551
	Shell International Finance BV	4.000%	5/10/46	300	349
					3,777
Norway (0.1%)
1	Aker BP ASA	3.750%	1/15/30	950	861

South Korea (0.0%)
1	SK Telecom Co. Ltd.	3.750%	4/16/23	200	212

Spain (0.5%)
9	Banco de Sabadell SA	1.625%	3/7/24	1,000	1,075
9	Iberdrola Finanzas SA	1.250%	10/28/26	1,300	1,517

9	Iberdrola International BV	2.875%	11/11/20	1,800	2,021
	Telefonica Emisiones SAU	4.665%	3/6/38	1,055	1,188
					5,801
Switzerland (0.3%)
2,9	Credit Suisse Group AG	1.250%	7/17/25	675	750
1,2	Credit Suisse Group AG	2.593%	9/11/25	500	510
9	Holcim Finance Luxembourg SA	1.750%	8/29/29	825	922
1	Roche Holdings Inc.	2.625%	5/15/26	1,100	1,194
					3,376
United Kingdom (1.9%)
	AstraZeneca plc	4.000%	1/17/29	755	883
1	BAE Systems plc	3.400%	4/15/30	200	217
2	Barclays plc	3.932%	5/7/25	860	914
	BAT Capital Corp.	3.222%	8/15/24	575	605
	BAT Capital Corp.	3.557%	8/15/27	925	972
	BP Capital Markets plc	3.814%	2/10/24	475	517
7	BP Capital Markets plc	3.470%	5/15/25	1,350	1,020
10	British Telecommunications plc	3.125%	11/21/31	1,950	2,616
1	CK Hutchison International 17 II Ltd.	2.750%	3/29/23	1,275	1,308
10	CPUK Finance Ltd.	3.588%	8/28/25	1,400	1,707
9	FCE Bank plc	0.869%	9/13/21	1,800	1,901
2,10	HSBC Holdings plc	2.256%	11/13/26	525	651
2	HSBC Holdings plc	4.041%	3/13/28	1,160	1,253
8	HSBC Holdings plc, 3M USD LIBOR +
	1.000%	1.386%	5/18/24	245	241
9	Imperial Brands Finance plc	2.250%	2/26/21	1,825	2,039
	Prudential plc	3.125%	4/14/30	540	571
1	Sky plc	3.125%	11/26/22	725	764
1,2	Standard Chartered plc	2.744%	9/10/22	1,095	1,101
	Vodafone Group plc	5.250%	5/30/48	400	519
9	Vodafone Group plc	1.625%	11/24/30	875	1,014
	Vodafone Group plc	4.375%	5/30/28	2,250	2,630
					23,443
United States (14.6%)
1	AbbVie Inc.	4.050%	11/21/39	275	308
1	AbbVie Inc.	4.750%	3/15/45	225	267
1	AbbVie Inc.	3.800%	3/15/25	1,060	1,161
	Alabama Power Co.	4.300%	7/15/48	255	310
1	Alcon Finance Corp.	3.000%	9/23/29	1,280	1,335
	Allstate Corp.	3.850%	8/10/49	495	580
9	Altria Group Inc.	2.200%	6/15/27	435	503
	Altria Group Inc.	3.875%	9/16/46	400	393
	Altria Group Inc.	5.800%	2/14/39	560	681
	Amazon.com Inc.	4.800%	12/5/34	300	405
	American Electric Power Co. Inc.	3.200%	11/13/27	950	1,023
9	American Express Credit Corp.	0.625%	11/22/21	1,900	2,105
9	American International Group Inc.	1.500%	6/8/23	975	1,102
	American International Group Inc.	4.250%	3/15/29	502	557
	American International Group Inc.	4.500%	7/16/44	73	81
	American International Group Inc.	4.750%	4/1/48	45	51
	American Tower Corp.	5.000%	2/15/24	380	433
	American Tower Corp.	4.400%	2/15/26	300	342
	Amgen Inc.	3.625%	5/22/24	275	301
	Amgen Inc.	4.663%	6/15/51	350	456
	Anthem Inc.	2.250%	5/15/30	1,010	1,037
	Anthem Inc.	4.375%	12/1/47	500	602

	Anthem Inc.	3.500%	8/15/24	275	300
	Anthem Inc.	4.101%	3/1/28	610	703
	Apple Inc.	2.750%	1/13/25	780	850
9	AT&T Inc.	1.875%	12/4/20	2,450	2,729
	AT&T Inc.	3.600%	7/15/25	850	924
9	AT&T Inc.	2.450%	3/15/35	730	849
9	AT&T Inc.	3.150%	9/4/36	350	435
	AT&T Inc.	2.300%	6/1/27	230	233
9	AT&T Inc.	2.050%	5/19/32	975	1,115
	AutoZone Inc.	3.125%	4/21/26	1,525	1,622
	Bank of America Corp.	3.300%	1/11/23	570	603
2	Bank of America Corp.	3.593%	7/21/28	1,885	2,070
2	Bank of America Corp.	4.271%	7/23/29	1,640	1,887
2	Bank of America Corp.	2.496%	2/13/31	770	784
8	Bank of New York Mellon Corp., 3M USD
	LIBOR + 1.050%	1.810%	10/30/23	415	416
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10	13
	Boeing Co.	3.375%	6/15/46	300	233
	Boeing Co.	3.250%	3/1/28	632	599
	Boeing Co.	3.450%	11/1/28	230	215
	Boeing Co.	2.950%	2/1/30	173	165
	Boeing Co.	3.950%	8/1/59	135	120
1	Boston Gas Co.	3.001%	8/1/29	130	138
	Boston Scientific Corp.	4.000%	3/1/29	60	68
	Boston Scientific Corp.	4.550%	3/1/39	600	725
	Brandywine Operating Partnership LP	3.950%	11/15/27	890	880
	Broadcom Corp. / Broadcom Cayman Finance
	Ltd.	3.875%	1/15/27	915	963
1	Broadcom Inc.	4.700%	4/15/25	1,510	1,659
1	Broadcom Inc.	4.250%	4/15/26	65	70
1	Broadcom Inc.	4.110%	9/15/28	1,252	1,311
1	Brooklyn Union Gas Co.	4.273%	3/15/48	965	1,135
1	Cargill Inc.	4.760%	11/23/45	340	435
1	Carrier Global Corp.	2.722%	2/15/30	173	164
	Charles Schwab Corp.	4.625%	3/22/30	750	921
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	6.384%	10/23/35	355	461
	Charter Communications Operating LLC /
	Charter Communications Operating Capital	5.050%	3/30/29	595	697
9	Chubb INA Holdings Inc.	1.400%	6/15/31	525	582
9	Chubb INA Holdings Inc.	0.875%	6/15/27	1,455	1,593
	Cigna Corp.	2.400%	3/15/30	310	318
	Cigna Corp.	4.375%	10/15/28	420	492
	Cimarex Energy Co.	4.375%	6/1/24	1,040	1,048
	Citigroup Inc.	4.600%	3/9/26	535	600
	Citigroup Inc.	2.700%	3/30/21	345	351
10	Citigroup Inc.	1.750%	10/23/26	1,000	1,240
	Cleco Corporate Holdings LLC	3.743%	5/1/26	1,185	1,227
1	Cleco Corporate Holdings LLC	3.375%	9/15/29	325	333
	Cleco Corporate Holdings LLC	4.973%	5/1/46	660	608
	Comcast Corp.	6.500%	11/15/35	885	1,309
	Comcast Corp.	3.999%	11/1/49	120	143
	Comcast Corp.	4.049%	11/1/52	20	24
	Comcast Corp.	4.000%	3/1/48	40	48
	Comcast Corp.	3.950%	10/15/25	250	286
	Comcast Corp.	4.700%	10/15/48	140	183
10	Comcast Corp.	1.500%	2/20/29	630	785

9	Comcast Corp.	0.250%	5/20/27	2,075	2,240
	CommonSpirit Health	4.200%	8/1/23	770	810
	CommonSpirit Health	3.347%	10/1/29	355	355
	CommonSpirit Health	4.187%	10/1/49	435	424
	Commonwealth Edison Co.	3.650%	6/15/46	35	40
	Commonwealth Edison Co.	4.000%	3/1/48	245	292
	Conagra Brands Inc.	4.600%	11/1/25	200	230
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	75	106
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	290	360
	Constellation Brands Inc.	2.875%	5/1/30	115	119
	Cottage Health Obligated Group	3.304%	11/1/49	290	294
1	Cox Communications Inc.	4.600%	8/15/47	300	349
1	Cox Communications Inc.	4.800%	2/1/35	100	122
1	Cox Communications Inc.	3.500%	8/15/27	1,420	1,537
	CSX Corp.	4.300%	3/1/48	495	602
	CVS Health Corp .	4.125%	4/1/40	235	270
	CVS Health Corp.	2.875%	6/1/26	1,455	1,556
	CVS Health Corp.	4.100%	3/25/25	1,185	1,321
	CVS Health Corp.	5.050%	3/25/48	125	160
	CVS Health Corp.	4.300%	3/25/28	511	583
9	Danaher Corp.	2.100%	9/30/26	1,550	1,849
	Dignity Health	4.500%	11/1/42	166	169
	Dignity Health	3.812%	11/1/24	594	618
	Discover Bank	4.200%	8/8/23	575	608
	Discovery Communications LLC	3.625%	5/15/30	785	828
	Dominion Energy Gas Holdings LLC	4.600%	12/15/44	660	709
	Dominion Energy Inc.	2.715%	8/15/21	140	142
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	230	289
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	113	150
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	300	406
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	156	221
	Energy Transfer Operating LP	4.900%	3/15/35	1,075	1,039
	Energy Transfer Operating LP	5.000%	5/15/50	80	77
	Enterprise Products Operating LLC	3.900%	2/15/24	535	582
	Enterprise Products Operating LLC	3.700%	1/31/51	130	132
	Enterprise Products Operating LLC	3.950%	1/31/60	90	90
1	ERAC USA Finance LLC	4.500%	2/15/45	930	894
1	ERAC USA Finance LLC	3.300%	12/1/26	300	300
	Evergy Inc.	2.900%	9/15/29	580	607
	Evergy Metro Inc.	2.250%	6/1/30	245	252
	Exxon Mobil Corp.	2.610%	10/15/30	190	201
	Exxon Mobil Corp.	2.275%	8/16/26	1,075	1,152
	FedEx Corp.	4.100%	2/1/45	85	82
	FedEx Corp.	4.750%	11/15/45	227	240
	FedEx Corp.	4.550%	4/1/46	117	121
	FedEx Corp.	4.050%	2/15/48	33	32
9	Fidelity National Information Services Inc.	2.000%	5/21/30	835	993
9	Fidelity National Information Services Inc.	1.500%	5/21/27	1,820	2,096
	Fifth Third Bancorp	2.550%	5/5/27	555	573
	FirstEnergy Corp.	3.900%	7/15/27	1,025	1,147
	Fiserv Inc.	3.200%	7/1/26	355	387
	Ford Motor Credit Co. LLC	3.815%	11/2/27	375	330
10	Ford Motor Credit Co. LLC	4.535%	3/6/25	2,575	2,778
	Fox Corp.	4.030%	1/25/24	160	176
9	General Mills Inc.	0.450%	1/15/26	1,275	1,370
	General Motors Co.	4.200%	10/1/27	475	466
	General Motors Co.	5.000%	10/1/28	935	963

General Motors Financial Co. Inc.	3.450%	4/10/22	1,310	1,312
Georgia Power Co.	4.300%	3/15/42	860	993
Global Payments Inc.	2.900%	5/15/30	395	406
Goldman Sachs Group Inc.	2.625%	4/25/21	575	585
2 Goldman Sachs Group Inc.	3.272%	9/29/25	1,375	1,452
HCA Inc.	5.250%	6/15/49	575	673
Healthpeak Properties Inc.	4.000%	6/1/25	850	890
Healthpeak Properties Inc.	3.000%	1/15/30	420	407
Healthpeak Properties Inc.	3.500%	7/15/29	335	340
Hess Corp.	7.300%	8/15/31	555	605
Humana Inc.	2.900%	12/15/22	590	617
International Business Machines Corp.	1.950%	5/15/30	1,510	1,510
International Business Machines Corp.	3.300%	5/15/26	550	615
International Business Machines Corp.	4.250%	5/15/49	420	517
International Paper Co.	4.350%	8/15/48	605	683
1 ITC Holdings Corp.	2.950%	5/14/30	965	1,017
John Deere Capital Corp.	3.450%	3/13/25	985	1,102
2 JPMorgan Chase & Co.	3.782%	2/1/28	1,890	2,086
2 JPMorgan Chase & Co.	3.964%	11/15/48	975	1,131
9 JPMorgan Chase & Co.	3.875%	9/23/20	1,300	1,460
Kaiser Foundation Hospitals	4.875%	4/1/42	45	59
Keurig Dr Pepper Inc.	3.200%	5/1/30	65	71
1 KeySpan Gas East Corp.	2.742%	8/15/26	400	421
Lockheed Martin Corp.	4.700%	5/15/46	253	345
Lockheed Martin Corp.	4.090%	9/15/52	97	126
Lowe's Cos. Inc.	4.550%	4/5/49	525	655
Marsh & McLennan Cos. Inc.	4.375%	3/15/29	1,010	1,189
1 Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	550	553
McCormick & Co. Inc.	2.500%	4/15/30	180	187
McDonald's Corp.	4.450%	9/1/48	475	581
McDonald's Corp.	3.625%	9/1/49	50	54
9 Medtronic Global Holdings SCA	1.125%	3/7/27	1,595	1,841
9 Medtronic Global Holdings SCA	1.625%	3/7/31	785	941
Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	150	185
Merck & Co. Inc.	3.400%	3/7/29	545	626
Mercy Health	3.555%	8/1/27	410	442
Mercy Health	4.302%	7/1/28	370	416
1 Metropolitan Life Global Funding I	3.000%	9/19/27	775	831
Metropolitan Transportation Authority	6.200%	11/15/26	20	22
Metropolitan Transportation Authority	5.175%	11/15/49	445	485
Microsoft Corp.	3.700%	8/8/46	1,125	1,402
MidAmerican Energy Co.	4.250%	5/1/46	10	13
7 Molson Coors International LP	2.840%	7/15/23	1,875	1,354
Morgan Stanley	2.750%	5/19/22	1,375	1,427
Morgan Stanley	3.125%	7/27/26	1,850	2,005
2 Morgan Stanley	3.772%	1/24/29	570	637
MPLX LP	3.500%	12/1/22	1,405	1,419
National Retail Properties Inc.	3.900%	6/15/24	805	835
National Rural Utilities Cooperative Finance
Corp.	2.950%	2/7/24	400	426
NextEra Energy Capital Holdings Inc.	3.250%	4/1/26	100	110
NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	155	172
NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	130	138
NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	1,520	1,548
Noble Energy Inc.	3.850%	1/15/28	625	560
Norfolk Southern Corp.	2.550%	11/1/29	1,165	1,225
1 Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	230	262

1	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	36	39
	NVIDIA Corp.	3.500%	4/1/40	445	506
	O’Reilly Automotive Inc.	4.200%	4/1/30	900	1,010
	Oglethorpe Power Corp.	5.250%	9/1/50	350	399
1,2	Oglethorpe Power Corp.	6.191%	1/1/31	210	262
	Oglethorpe Power Corp.	5.050%	10/1/48	161	186
	Oracle Corp.	3.400%	7/8/24	575	630
1	Otis Worldwide Corp.	2.565%	2/15/30	85	85
1	Otis Worldwide Corp.	3.362%	2/15/50	335	338
1	Otis Worldwide Corp.	3.112%	2/15/40	195	190
	PacifiCorp	2.700%	9/15/30	205	221
1	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.000%	7/15/25	180	191
1	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	4.250%	1/17/23	1,405	1,465
1	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.375%	2/1/22	145	147
1	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	3.950%	3/10/25	1,120	1,194
1	Penske Truck Leasing Co. LP / PTL Finance
	Corp.	2.700%	11/1/24	170	171
	Pfizer Inc.	1.700%	5/28/30	275	276
	Philip Morris International Inc.	2.500%	11/2/22	575	599
9	Philip Morris International Inc.	2.875%	3/3/26	725	883
	Phillips 66 Partners LP	3.750%	3/1/28	500	508
	PNC Bank NA	3.250%	1/22/28	910	1,008
	PPL Capital Funding Inc.	3.100%	5/15/26	1,500	1,594
2	Providence St. Joseph Health Obligated
	Group	3.930%	10/1/48	225	254
	Raytheon Technologies Corp.	3.950%	8/16/25	285	324
	Raytheon Technologies Corp.	4.450%	11/16/38	725	876
	Republic Services Inc.	2.300%	3/1/30	1,290	1,319
	Santander Holdings USA Inc.	3.700%	3/28/22	2,400	2,457
1	SBA Tower Trust	3.448%	3/15/23	675	696
1	SBA Tower Trust	2.877%	7/9/21	805	805
	Sempra Energy	3.250%	6/15/27	1,050	1,108
	Sierra Pacific Power Co.	2.600%	5/1/26	149	160
	Simon Property Group LP	2.450%	9/13/29	375	343
	Southern California Edison Co.	2.250%	6/1/30	95	95
	Southern California Edison Co.	4.125%	3/1/48	550	622
	Southern California Edison Co.	3.700%	8/1/25	30	33
	Southern California Edison Co.	3.650%	2/1/50	30	32
	Southern Co.	4.400%	7/1/46	5	6
1,2	Sprint Spectrum Co LLC / Sprint Spectrum Co
	II LLC / Sprint Spectrum Co III LLC	4.738%	3/20/25	805	851
	SSM Health Care Corp.	3.823%	6/1/27	320	347
	Starbucks Corp.	3.350%	3/12/50	60	59
	Starbucks Corp.	4.500%	11/15/48	730	846
	Sunoco Logistics Partners Operations LP	5.350%	5/15/45	400	388
	Synchrony Bank	3.000%	6/15/22	450	451
1	Teachers Insurance & Annuity Assn. of
	America	4.900%	9/15/44	860	1,066
	TJX Cos. Inc.	3.875%	4/15/30	515	604
	Toledo Hospital	5.325%	11/15/28	555	576
	Toledo Hospital	5.750%	11/15/38	210	241
	Trinity Acquisition plc	4.400%	3/15/26	1,274	1,422
	Truist Bank	3.300%	5/15/26	450	478

	Truist Financial Corp.	3.200%	9/3/21	510	525
	Truist Financial Corp.	3.700%	6/5/25	970	1,082
	Truist Financial Corp.	2.200%	3/16/23	875	903
	Union Pacific Corp.	3.700%	3/1/29	210	240
	Union Pacific Corp.	4.300%	3/1/49	130	164
	Union Pacific Corp.	3.750%	2/5/70	675	751
	Union Pacific Corp.	3.250%	2/5/50	35	37
2	United Airlines 2018-1 Class B Pass Through
	Trust	4.600%	3/1/26	61	40
	UnitedHealth Group Inc.	4.625%	7/15/35	75	98
	UnitedHealth Group Inc.	4.200%	1/15/47	65	81
	UnitedHealth Group Inc.	3.850%	6/15/28	820	968
	UnitedHealth Group Inc.	2.000%	5/15/30	240	247
	Verizon Communications Inc.	3.500%	11/1/24	275	303
	Verizon Communications Inc.	4.522%	9/15/48	915	1,191
	Verizon Communications Inc.	5.012%	8/21/54	475	676
10	Verizon Communications Inc.	3.375%	10/27/36	400	592
	VF Corp.	2.800%	4/23/27	185	193
	VF Corp.	2.950%	4/23/30	485	505
	Walt Disney Co.	2.650%	1/13/31	1,820	1,937
	Wells Fargo & Co.	4.300%	7/22/27	275	308
	Wells Fargo & Co.	4.750%	12/7/46	800	949
9	Wells Fargo & Co.	2.250%	9/3/20	2,500	2,790
7	Wells Fargo & Co.	2.975%	5/19/26	625	466
2	Wells Fargo & Co.	2.879%	10/30/30	435	451
	Wells Fargo & Co.	4.100%	6/3/26	920	1,008
	Welltower Inc.	4.000%	6/1/25	275	286
	Westar Energy Inc.	3.250%	9/1/49	235	245
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	1,695	1,797
					175,692
Total Corporate Bonds (Cost $262,482)					268,939
Sovereign Bonds (3.4%)
Australia (0.1%)
11,12	Commonwealth of Australia	2.750%	11/21/27	135	104
11,12	Commonwealth of Australia	2.250%	5/21/28	1,195	890
					994
Canada (0.4%)
7,13	City of Montreal	3.150%	12/1/36	750	604
7,13	City of Montreal	3.500%	12/1/38	410	343
7,14	City of Toronto	3.200%	8/1/48	1,000	822
7,15	Province of Ontario	2.900%	6/2/28	1,910	1,557
15,16	Province of Ontario	0.250%	6/28/29	985	1,047
					4,373
Chile (0.1%)
	Corp. Nacional del Cobre de Chile	3.625%	8/1/27	650	697

China (0.3%)
1	Sinopec Group Overseas Development 2017
	Ltd.	3.000%	4/12/22	1,025	1,051
1	State Grid Overseas Investment 2016 Ltd.	2.750%	5/4/22	2,135	2,184
					3,235
Colombia (0.1%)
17	Republic of Colombia	4.000%	2/26/24	1,350	1,420

France (0.1%)
9	RTE Reseau de Transport d'Electricite SADIR	1.875%	10/23/37	600	764

Japan (0.6%)
18,19	Japan	0.100%	12/20/28	619,050	5,815
18,19	Japan	0.100%	3/20/29	158,800	1,490
18,19	Japan	0.100%	6/20/29	40,250	377
					7,682
Mexico (0.1%)
	Equinor ASA	3.000%	4/6/27	1,545	1,675
Panama (0.2%)
1,2	Empresa de Transmision Electrica SA	5.125%	5/2/49	470	518
2,20	Republic of Panama	3.160%	1/23/30	1,650	1,751
					2,269
Qatar (0.3%)
1,21	State of Qatar	2.375%	6/2/21	1,400	1,412
1,21	State of Qatar	3.875%	4/23/23	550	587
1,21	State of Qatar	4.000%	3/14/29	515	582
1,21	State of Qatar	3.750%	4/16/30	785	877
1,21	State of Qatar	5.103%	4/23/48	255	334
1,21	State of Qatar	4.400%	4/16/50	265	317
					4,109
Saudi Arabia (0.3%)
1,22	Kingdom of Saudi Arabia	2.875%	3/4/23	2,020	2,078
1	Saudi Arabian Oil Co.	2.875%	4/16/24	500	517
1	Saudi Arabian Oil Co.	3.500%	4/16/29	680	727
					3,322
Singapore (0.1%)
1	Temasek Financial I Ltd.	3.625%	8/1/28	510	594

Spain (0.1%)
1,9,23 Kingdom of Spain		0.600%	10/31/29	1,050	1,182

Supranational (0.1%)
9	European Financial Stability Facility	1.375%	5/31/47	1,025	1,492

Switzerland (0.0%)
1	Syngenta Finance NV	5.182%	4/24/28	550	559

United Arab Emirates (0.1%)
24	Emirate of Abu Dhabi	3.125%	10/11/27	1,235	1,329

United Kingdom (0.4%)
10	United Kingdom	0.625%	6/7/25	700	892
10	United Kingdom	1.250%	7/22/27	155	208
10	United Kingdom	0.875%	10/22/29	1,100	1,453
10	United Kingdom	3.500%	1/22/45	1,110	2,281
					4,834
Total Sovereign Bonds (Cost $38,847)					40,530
Taxable Municipal Bonds (0.8%)
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	2.574%	4/1/31	230	243
	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area)	6.907%	10/1/50	75	128

	Broward County FL Airport System Revenue	3.477%	10/1/43	100	99
	California GO	7.550%	4/1/39	130	224
	California GO	7.350%	11/1/39	140	229
	California GO	7.625%	3/1/40	20	34
	Chicago IL Transit Authority Sales Tax
	Receipts Revenue	6.899%	12/1/40	55	74
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.300%	12/1/21	40	42
	Chicago IL Transit Authority Transfer Tax
	Receipts Revenue	6.899%	12/1/40	805	1,081
25	Foothill-Eastern Transportation Corridor
	Agency California Toll Road Revenue	3.924%	1/15/53	405	417
	Foothill-Eastern Transportation Corridor
	Agency California Toll Road Revenue	4.094%	1/15/49	55	56
	Georgia Municipal Electric Power Authority
	Revenue	6.637%	4/1/57	855	1,168
	Georgia Municipal Electric Power Authority
	Revenue	6.655%	4/1/57	93	130
	Grand Parkway Texas Transportation Corp	3.236%	10/1/52	290	296
	Illinois GO	5.100%	6/1/33	660	636
25	Kansas Development Finance Authority	5.371%	5/1/26	610	687
	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue	3.395%	10/15/40	175	176
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	6.668%	11/15/39	170	207
	New York State Dormitory Authority Revenue
	(Personal Income Tax)	3.110%	2/15/39	285	301
	North Texas Tollway Authority System
	Revenue	6.718%	1/1/49	125	208
26	Philadelphia PA Authority for Industrial
	Development	6.550%	10/15/28	635	828
	Port Authority of New York & New Jersey
	Revenue	4.458%	10/1/62	305	385
	Sales Tax Securitization Corp. Illinois
	Revenue	4.787%	1/1/48	650	741
	South Carolina Public Service Authority
	Revenue	2.388%	12/1/23	690	701
	State of Connecticut	2.000%	7/1/23	190	192
	State of Connecticut	5.770%	3/15/25	275	324
Total Taxable Municipal Bonds (Cost $9,118)					9,607
				Shares
Temporary Cash Investment (3.3%)
Money Market Fund (3.3%)
27	Vanguard Market Liquidity Fund (Cost
	$39,286)	0.307%		393,167	39,317
Total Investments (99.0%) (Cost $1,163,891)					1,192,947
Other Assets and Liabilities—Net (1.0%)					11,597
Net Assets (100%)					1,204,544
	Cost is in $000s.

* Non-income-producing security.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $67,952,000, representing 5.6% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.

3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of May 31, 2020.
5 Securities with a value of $1,204,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $832,000 have been segregated as initial margin for open futures contracts.
7 Face amount denominated in Canadian dollars.
8 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable -rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9 Face amount denominated in euro.
10 Face amount denominated in British pounds.
11 Face amount denominated in Australian dollars.
12 Guaranteed by the Commonwealth of Australia.
13 Guaranteed by Province of Quebec.
14 Guaranteed by the Government of Canada.
15 Guaranteed by the Province of Ontario.
16 Face amount denominated in Swiss francs.
17 Guaranteed by the Republic of Colombia.
18 Face amount denominated in Japanese yen.
19 Guaranteed by the Government of Japan.
20 Guaranteed by the Republic of Panama.
21 Guaranteed by the State of Qatar.
22 Guaranteed by the Kingdom of Saudi Arabia.
23 Guaranteed by the Kingdom of Spain.
24 Guaranteed by Emirate of Abu Dhabi.
25 Scheduled principal and interest payments are guaranteed by AGM (Assured Guaranty Municipal Corporation).
26 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
27 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Co nduits.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Euro-Bobl	June 2020	82	12,302	(8)
Euro-Schatz	June 2020	51	6,344	(18)
Euro-Buxl	June 2020	17	4,001	(88)
Euro-OAT	June 2020	13	2,431	(53)

Global Wellington Fund

Euro-BTP	June 2020	12	1,894	13
				(154)
Short Futures Contracts
Long Gilt	September 2020	(7)	(1,188)	(1)
Euro-Bund	June 2020	(20)	(3,829)	(5)
10-Year U.S. Treasury Note	September 2020	(121)	(16,827)	(52)
				(58)
				(212)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
J.P. Morgan
Securities LLC	6/30/20	USD	73,694	EUR	67,168	—	(913)
Bank of
America, N.A.	6/30/20	USD	18,330	GBP	14,952	—	(139)
Bank of
America, N.A.	6/30/20	USD	9,703	CAD	13,431	—	(52)
J.P. Morgan
Securities LLC	6/30/20	USD	7,936	JPY	854,773	7	—
Bank of
America, N.A.	6/30/20	USD	3,712	EUR	3,349	—	(8)
J.P. Morgan
Securities LLC	6/30/20	USD	1,943	AUD	2,927	—	(8)
J.P. Morgan
Securities LLC	6/30/20	USD	1,480	CHF	1,434	—	(12)
J.P. Morgan
Securities LLC	6/30/20	USD	663	EUR	596	1	—

						8	(1,132)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which eac h security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset

Global Wellington Fund

value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market - or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange -traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.
The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of

Global Wellington Fund

Investments. The value of collateral received or pledged is compared daily to the value of the forwa rd currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-
delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction
Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund has also entered into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage -dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund's portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for
Investment Securities Purchased.

G. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

Global Wellington Fund

The following table summarizes the market value of the fund's investments and derivatives as of May
31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Common Stocks	468,747	309,694	—	778,441
U.S. Government and Agency Obligations	—	39,915	—	39,915
Asset-Backed/Commercial Mortgage-Backed
Securities	—	16,198	—	16,198
Corporate Bonds	—	268,939	—	268,939
Sovereign Bonds	—	40,530	—	40,530
Taxable Municipal Bonds	—	9,607	—	9,607
Temporary Cash Investments	39,317	—	—	39,317
Total	508,064	684,883	—	1,192,947
Derivative Financial Instruments
Assets
Forward Currency Contracts	—	8	—	8
Liabilities
Futures Contracts[1]	63	—	—	63
Forward Currency Contracts	—	1,132	—	1,132
Total	63	1,132	—	1,195
1 Represents variation margin on the last day of the reporting period.